SPXX
Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.0%
	Aerospace & Defense – 1.6%
6,642	Boeing Co, (2)	$1,460,841
3,921	Lockheed Martin Corp	1,353,137
23,937	Raytheon Technologies Corp	2,057,625
	Total Aerospace & Defense	4,871,603
	Air Freight & Logistics – 0.6%
10,527	United Parcel Service Inc, Class B	1,916,967
	Airlines – 0.1%
513	American Airlines Group Inc, (2)	10,527
2,159	Spirit Airlines Inc, (2)	56,004
5,565	United Airlines Holdings Inc, (2)	264,727
	Total Airlines	331,258
	Auto Components – 0.0%
6,359	Goodyear Tire & Rubber Co, (2)	112,554
	Automobiles – 1.7%
34,359	Ford Motor Co, (2)	486,523
5,999	Tesla Inc, (2)	4,652,105
	Total Automobiles	5,138,628
	Banks – 4.5%
13,874	Associated Banc-Corp	297,181
9,550	Bank of America Corp	405,397
1,569	Bank OZK	67,436
1,508	BankUnited Inc	63,065
24,364	Citigroup Inc	1,709,866
11,203	Comerica Inc	901,841
7,166	First Hawaiian Inc	210,322
15,312	First Midwest Bancorp Inc/IL	291,081
21,881	FNB Corp/PA	254,257
3,550	Fulton Financial Corp	54,244
9,405	Hope Bancorp Inc	135,808
39,995	JPMorgan Chase & Co	6,546,782
583	M&T Bank Corp	87,065
2,579	PacWest Bancorp	116,880
25,033	People's United Financial Inc	437,326

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Banks (continued)
2,043	Popular Inc	$158,680
1,205	Renasant Corp	43,440
659	Signature Bank/New York NY	179,433
658	SouthState Corp	49,133
650	Texas Capital Bancshares Inc, (2)	39,013
3,878	Valley National Bancorp	51,616
21,005	Wells Fargo & Co	974,842
11,047	Zions Bancorp	683,699
	Total Banks	13,758,407
	Beverages – 1.9%
51,740	Coca-Cola Co, (3)	2,714,798
21,054	PepsiCo Inc	3,166,732
	Total Beverages	5,881,530
	Biotechnology – 1.4%
16,944	AbbVie Inc	1,827,749
7,500	Amgen Inc	1,594,875
2,259	Moderna Inc, (2)	869,399
	Total Biotechnology	4,292,023
	Capital Markets – 3.0%
20,949	Charles Schwab Corp	1,525,925
5,682	CME Group Inc	1,098,785
307	Federated Hermes Inc	9,978
5,903	Goldman Sachs Group Inc	2,231,511
12,113	Intercontinental Exchange Inc	1,390,815
22,943	Morgan Stanley	2,232,583
2,999	T Rowe Price Group Inc	589,903
	Total Capital Markets	9,079,500
	Chemicals – 1.5%
10,836	Corteva Inc	455,979
10,837	Dow Inc	623,778
6,283	DuPont de Nemours Inc	427,181
7,833	Eastman Chemical Co	789,096
2,980	Ecolab Inc	621,688
5,942	Olin Corp	286,701
4,938	Sherwin-Williams Co	1,381,307
	Total Chemicals	4,585,730
	Commercial Services & Supplies – 0.0%
8,663	CoreCivic Inc, (2)	77,101

Shares	Description (1)	Value
	Communications Equipment – 1.7%
65,585	Cisco Systems Inc	$3,569,791
6,293	Motorola Solutions Inc	1,461,990
	Total Communications Equipment	5,031,781
	Consumer Finance – 0.8%
13,662	American Express Co	2,288,795
	Containers & Packaging – 0.5%
7,131	Avery Dennison Corp	1,477,614
	Diversified Financial Services – 1.5%
16,034	Berkshire Hathaway Inc, Class B, (2), (3)	4,376,320
	Diversified Telecommunication Services – 0.8%
17,618	AT&T Inc	475,862
36,137	Verizon Communications Inc	1,951,759
	Total Diversified Telecommunication Services	2,427,621
	Electric Utilities – 1.3%
3,632	ALLETE Inc	216,177
13,297	Duke Energy Corp	1,297,654
6,084	Evergy Inc	378,425
7,180	FirstEnergy Corp	255,752
4,531	Hawaiian Electric Industries Inc	185,001
3,171	IDACORP Inc	327,818
2,166	NRG Energy Inc	88,438
4,414	OGE Energy Corp	145,485
4,056	Pinnacle West Capital Corp	293,492
5,647	PNM Resources Inc	279,413
7,150	Portland General Electric Co	335,978
2,741	PPL Corp	76,419
	Total Electric Utilities	3,880,052
	Electrical Equipment – 1.1%
5,829	Eaton Corp PLC	870,328
8,927	Emerson Electric Co	840,923
4,452	nVent Electric PLC	143,933
5,235	Rockwell Automation Inc	1,539,300
	Total Electrical Equipment	3,394,484
	Electronic Equipment, Instruments & Components – 0.2%
18,044	Corning Inc	658,426
	Energy Equipment & Services – 0.2%
1,887	ChampionX Corp, (2)	42,193
1,072	Dril-Quip Inc, (2)	26,993

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Energy Equipment & Services (continued)
1,243	Helmerich & Payne Inc	$34,071
12,922	NOV Inc, (2)	169,407
4,365	Patterson-UTI Energy Inc	39,285
2,888	Technip Energies NV, (2)	45,255
8,230	TechnipFMC PLC, (2)	61,972
16,647	Transocean Ltd, (2), (4)	63,092
	Total Energy Equipment & Services	482,268
	Entertainment – 2.2%
1,257	AMC Entertainment Holdings Inc, (2), (4)	47,842
6,011	Electronic Arts Inc	855,065
5,104	Netflix Inc, (2)	3,115,175
16,102	Walt Disney Co, (2)	2,723,975
	Total Entertainment	6,742,057
	Equity Real Estate Investment Trust – 1.8%
9,948	Acadia Realty Trust	203,039
1,995	Agree Realty Corp	132,129
5,269	Apple Hospitality REIT Inc	82,881
4,774	Brandywine Realty Trust	64,067
4,722	Brixmor Property Group Inc	104,403
3,021	Broadstone Net Lease Inc	74,951
7,483	Columbia Property Trust Inc	142,327
1,089	Cousins Properties Inc	40,609
1,098	CubeSmart	53,198
1,729	CyrusOne Inc	133,842
11,724	DiamondRock Hospitality Co, (2)	110,792
661	Digital Realty Trust Inc	95,481
14,750	Empire State Realty Trust Inc	147,943
664	Extra Space Storage Inc	111,545
1,273	Federal Realty Investment Trust	150,201
2,741	GEO Group Inc	20,475
98	Healthcare Realty Trust Inc	2,918
12,391	Host Hotels & Resorts Inc, (2)	202,345
1,750	Hudson Pacific Properties Inc	45,973
144	Innovative Industrial Properties Inc	33,288
10,443	Kimco Realty Corp	216,692
2,182	Life Storage Inc	250,363
10,368	Macerich Co	173,249
5,572	Mack-Cali Realty Corp, (2)	95,393
3,371	National Retail Properties Inc	145,593
27,284	Paramount Group Inc	245,283
6,410	Park Hotels & Resorts Inc, (2)	122,687

Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
7,431	Pebblebrook Hotel Trust	$166,529
2,909	Physicians Realty Trust	51,257
3,188	Prologis Inc	399,871
3,232	Regency Centers Corp	217,611
7,659	Retail Opportunity Investments Corp	133,420
6,344	Retail Properties of America Inc	81,711
3,073	RLJ Lodging Trust	45,665
6,229	Sabra Health Care REIT Inc	91,691
1,070	Seritage Growth Properties, (2)	15,868
2,605	Service Properties Trust	29,202
1,366	Simon Property Group Inc	177,539
4,261	SITE Centers Corp	65,790
3,190	SL Green Realty Corp	225,980
4,169	Summit Hotel Properties Inc, (2)	40,147
12,062	Sunstone Hotel Investors Inc, (2)	144,020
847	Ventas Inc	46,763
5,339	Vornado Realty Trust	224,291
1,282	Welltower Inc	105,637
2,214	Xenia Hotels & Resorts Inc, (2)	39,276
	Total Equity Real Estate Investment Trust	5,503,935
	Food & Staples Retailing – 0.6%
13,662	Walmart Inc	1,904,210
	Food Products – 0.4%
12,387	Archer-Daniels-Midland Co	743,344
15,667	Conagra Brands Inc	530,641
	Total Food Products	1,273,985
	Health Care Equipment & Supplies – 2.9%
24,047	Abbott Laboratories	2,840,672
36,435	Boston Scientific Corp, (2)	1,580,915
2,079	Intuitive Surgical Inc, (2)	2,066,838
17,840	Medtronic PLC	2,236,244
	Total Health Care Equipment & Supplies	8,724,669
	Health Care Providers & Services – 3.0%
31	Acadia Healthcare Co Inc, (2)	1,977
4,100	Anthem Inc	1,528,480
8,000	CVS Health Corp	678,880
2,553	Humana Inc	993,500
3,144	Laboratory Corp of America Holdings, (2)	884,848
93	McKesson Corp	18,542
3,057	Tenet Healthcare Corp, (2)	203,107

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services (continued)
12,300	UnitedHealth Group Inc	$4,806,102
	Total Health Care Providers & Services	9,115,436
	Hotels, Restaurants & Leisure – 2.2%
610	Booking Holdings Inc, (2)	1,448,061
237	Caesars Entertainment Inc, (2)	26,610
7,238	Carnival Corp, (2)	181,023
12,756	McDonald's Corp	3,075,599
4,955	Norwegian Cruise Line Holdings Ltd, (2)	132,348
1,094	Penn National Gaming Inc, (2)	79,271
714	Royal Caribbean Cruises Ltd, (2)	63,510
15,767	Starbucks Corp	1,739,258
	Total Hotels, Restaurants & Leisure	6,745,680
	Household Durables – 0.3%
6,557	KB Home	255,198
559	Taylor Morrison Home Corp, (2)	14,411
4,004	Tempur Sealy International Inc	185,826
2,293	Whirlpool Corp	467,451
	Total Household Durables	922,886
	Household Products – 1.7%
10,458	Colgate-Palmolive Co	790,416
8,653	Kimberly-Clark Corp	1,146,003
23,430	Procter & Gamble Co	3,275,514
	Total Household Products	5,211,933
	Independent Power & Renewable Electricity Producers – 0.1%
617	Sunnova Energy International Inc, (2)	20,324
8,660	Vistra Corp	148,086
	Total Independent Power & Renewable Electricity Producers	168,410
	Industrial Conglomerates – 1.4%
9,198	3M Co	1,613,513
11,839	Honeywell International Inc	2,513,183
	Total Industrial Conglomerates	4,126,696
	Insurance – 2.2%
13,662	Arthur J Gallagher & Co	2,030,856
7,559	Fidelity National Financial Inc	342,725
13,889	Marsh & McLennan Cos Inc	2,103,211
4,657	Prudential Financial Inc	489,917
1,511	Reinsurance Group of America Inc	168,114
9,108	Travelers Cos Inc	1,384,507
	Total Insurance	6,519,330

Shares	Description (1)	Value
	Interactive Media & Services – 7.4%
2,553	Alphabet Inc, Class A, (2)	$6,825,497
2,895	Alphabet Inc, Class C, (2)	7,716,072
21,962	Facebook Inc, Class A, (2), (3)	7,453,683
8,835	Twitter Inc, (2)	533,546
	Total Interactive Media & Services	22,528,798
	Internet & Direct Marketing Retail – 4.7%
3,931	Amazon.com Inc, (2), (3)	12,913,492
17,611	eBay Inc	1,226,959
	Total Internet & Direct Marketing Retail	14,140,451
	IT Services – 4.7%
2,622	Akamai Technologies Inc, (2)	274,235
10,945	Fidelity National Information Services Inc	1,331,788
10,266	Mastercard Inc, Class A	3,569,283
13,263	PayPal Holdings Inc, (2)	3,451,165
4,000	VeriSign Inc, (2)	820,040
22,050	Visa Inc, Class A, (3)	4,911,637
	Total IT Services	14,358,148
	Life Sciences Tools & Services – 1.4%
1,733	Bio-Techne Corp	839,760
6,024	Thermo Fisher Scientific Inc	3,441,692
	Total Life Sciences Tools & Services	4,281,452
	Machinery – 2.8%
9,436	Caterpillar Inc	1,811,429
3,551	Cummins Inc	797,413
6,223	Deere & Co	2,085,141
8,744	Illinois Tool Works Inc	1,806,773
5,373	Otis Worldwide Corp	442,090
4,452	Pentair PLC	323,349
2,913	Snap-on Inc	608,671
2,640	Stanley Black & Decker Inc	462,818
	Total Machinery	8,337,684
	Media – 1.3%
66,094	Comcast Corp, Class A, (3)	3,696,638
7,195	TEGNA Inc	141,885
	Total Media	3,838,523
	Metals & Mining – 0.3%
20,911	Freeport-McMoRan Inc	680,235
2,973	Southern Copper Corp	166,904
	Total Metals & Mining	847,139

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Multiline Retail – 0.6%
8,032	Target Corp	$1,837,481
	Multi-Utilities – 0.3%
3,870	Avista Corp	151,394
2,246	CenterPoint Energy Inc	55,252
7,261	Consolidated Edison Inc	527,076
2,910	NiSource Inc	70,509
2,312	NorthWestern Corp	132,478
	Total Multi-Utilities	936,709
	Oil, Gas & Consumable Fuels – 2.5%
4,761	Antero Midstream Corp	49,610
6,674	Antero Resources Corp, (2)	125,538
2,317	Cabot Oil & Gas Corp	50,418
18,166	Chevron Corp	1,842,941
4,084	CNX Resources Corp, (2)	51,540
5,980	Comstock Resources Inc, (2)	61,893
1,509	ConocoPhillips	102,265
1,025	Continental Resources Inc	47,304
6,783	DHT Holdings Inc	44,293
4,553	Diamondback Energy Inc	431,032
2,900	EOG Resources Inc	232,783
5,418	EQT Corp, (2)	110,852
4,475	Equitrans Midstream Corp	45,376
4,410	Frontline Ltd/Bermuda, (2)	41,322
2,689	Hess Corp	210,038
8,291	HollyFrontier Corp	274,681
54,268	Marathon Oil Corp	741,843
10,200	Marathon Petroleum Corp	630,462
6,966	Murphy Oil Corp	173,941
6,307	Occidental Petroleum Corp	186,561
4,403	Ovintiv Inc	144,771
5,237	PBF Energy Inc, (2)	67,924
4,956	PDC Energy Inc	234,865
8,289	Phillips 66	580,479
415	Pioneer Natural Resources Co	69,102
4,093	Range Resources Corp, (2)	92,625
192	Renewable Energy Group Inc, (2)	9,638
2,100	Scorpio Tankers Inc	38,934
2,040	SM Energy Co	53,815
14,618	Southwestern Energy Co, (2)	80,984
2,864	Talos Energy Inc, (2)	39,437

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
8,001	Valero Energy Corp	$564,630
	Total Oil, Gas & Consumable Fuels	7,431,897
	Pharmaceuticals – 3.6%
8,345	Bristol-Myers Squibb Co	493,774
9,879	Eli Lilly & Co	2,282,543
1,729	Jazz Pharmaceuticals PLC, (2)	225,133
18,508	Johnson & Johnson	2,989,042
26,004	Merck & Co Inc	1,953,160
2,600	Organon & Co	85,254
65,315	Pfizer Inc, (3)	2,809,198
8,714	Viatris Inc	118,075
	Total Pharmaceuticals	10,956,179
	Real Estate Management & Development – 0.2%
588	eXp World Holdings Inc	23,385
538	Howard Hughes Corp, (2)	47,242
1,638	Jones Lang LaSalle Inc, (2)	406,371
1,786	Realogy Holdings Corp, (2)	31,326
	Total Real Estate Management & Development	508,324
	Road & Rail – 0.8%
12,754	Union Pacific Corp	2,499,911
	Semiconductors & Semiconductor Equipment – 5.6%
11,295	Analog Devices Inc	1,891,687
361	Enphase Energy Inc, (2)	54,139
45,420	Intel Corp	2,419,978
10,838	Microchip Technology Inc	1,663,525
26,668	NVIDIA Corp	5,524,543
15,378	QUALCOMM Inc	1,983,454
17,306	Texas Instruments Inc	3,326,386
	Total Semiconductors & Semiconductor Equipment	16,863,712
	Software – 8.6%
6,194	Autodesk Inc, (2)	1,766,343
2,276	Black Knight Inc, (2)	163,872
5,008	CDK Global Inc	213,090
71,266	Microsoft Corp	20,091,311
55	MicroStrategy Inc, (2)	31,812
27,472	Oracle Corp	2,393,635
5,567	salesforce.com Inc, (2)	1,509,882
	Total Software	26,169,945

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Specialty Retail – 2.8%
6,065	Best Buy Co Inc	$641,131
113	Dick's Sporting Goods Inc	13,534
12,326	Home Depot Inc	4,046,133
12,450	Lowe's Cos Inc	2,525,607
19,493	TJX Cos Inc	1,286,148
2,594	Urban Outfitters Inc, (2)	77,016
	Total Specialty Retail	8,589,569
	Technology Hardware, Storage & Peripherals – 6.4%
136,525	Apple Inc, (3)	19,318,287
	Textiles, Apparel & Luxury Goods – 0.7%
1,297	Kontoor Brands Inc	64,785
10,201	NIKE Inc, Class B	1,481,491
7,353	VF Corp	492,578
	Total Textiles, Apparel & Luxury Goods	2,038,854
	Thrifts & Mortgage Finance – 0.1%
2,768	MGIC Investment Corp	41,410
10,698	New York Community Bancorp Inc	137,683
440	PennyMac Financial Services Inc	26,897
1,111	Radian Group Inc	25,242
	Total Thrifts & Mortgage Finance	231,232
	Tobacco – 0.6%
17,306	Altria Group Inc	787,769
10,672	Philip Morris International Inc	1,011,599
	Total Tobacco	1,799,368
	Trading Companies & Distributors – 0.4%
3,001	WW Grainger Inc	1,179,573
	Wireless Telecommunication Services – 0.0%
1,094	United States Cellular Corp, (2)	34,888
	Total Common Stocks (cost $86,090,269)	299,750,013

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 0.9%
13,000	Vanguard Total Stock Market ETF	$2,886,780
	Total Exchange-Traded Funds (cost $2,311,961)	2,886,780

Shares	Description (1)	Value
	WARRANTS – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
2	Occidental Petroleum Corp	$25,087

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels(continued)
	Total Warrants (cost $10,479)	25,087
	Total Long-Term Investments (cost $88,412,709)	302,661,880

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%
	MONEY MARKET FUNDS – 0.0%
55,501	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.030% (6)	$55,501
	Total Investments Purchased with Collateral from Securities Lending (cost $55,501)		55,501

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1%
	REPURCHASE AGREEMENTS – 0.1%
$217	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $216,989, collateralized by $211,300, U.S. Treasury Bond, 2.250%, due 5/15/41, value $221,370	0.000%	10/01/21	$216,989
	Total Short-Term Investments (cost $216,989)			216,989
	Total Investments (cost $88,685,199) – 100.0%			302,934,370
	Other Assets Less Liabilities – (0.0)% (7)			(117,542)
	Net Assets Applicable to Common Shares – 100%			$302,816,828

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Investments in Derivatives
Options Purchased
Description (8)	Type	Number of Contracts	Notional Amount (9)	Exercise Price	Expiration Date	Value
Cboe Volatility Index	Put	150	$255,000	$17	10/20/21	$1,875
NIKE Inc	Call	50	850,000	170	11/19/21	1,425
S&P 500® Index	Call	20	9,200,000	4,600	10/15/21	1,000
Total Options Purchased (premiums paid $21,541)		220	$10,305,000			$4,300

Options Written
Description (8)	Type	Number of Contracts	Notional Amount (9)	Exercise Price	Expiration Date	Value
S&P 500® Index	Put	(30)	$(9,200,000)	$4,100	10/15/21	$(61,950)
S&P 500® Index	Call	(285)	(126,682,500)	4,445	10/15/21	(265,050)
S&P 500® Index	Call	(20)	(12,300,000)	4,600	10/15/21	(1,000)
Total Options Written (premiums received $1,940,130)		(335)	$(148,182,500)			$(328,000)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$299,750,013	$ —	$ —	$299,750,013
Exchange-Traded Funds	2,886,780	—	—	2,886,780
Warrants	25,087	—	—	25,087
Investments Purchased with Collateral from Securities Lending	55,501	—	—	55,501
Short-Term Investments:
Repurchase Agreements	—	216,989	—	216,989
Investments in Derivatives:
Options Purchased	4,300	—	—	4,300
Options Written	(328,000)	—	—	(328,000)
Total	$302,393,681	$216,989	$ —	$302,610,670

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $56,909.
(5)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(8)	Exchange-traded, unless otherwise noted.
(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard & Poor's